COMMITMENTS AND CONTINGENCIES - Operating Leases (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Oct. 31, 2014 USD ($)	Dec. 31, 2015 USD ($) installment $ / lb	Dec. 31, 2014 USD ($)
Operating leases
Estimated advance royalty due in 2016, which is accrued		$ 5,200	$ 5,200
Eureka Moly LLC | Mt. Hope Project
Operating leases
Lease Term		30 years
Lease period for written notice of termination		30 days
Maximum period for receipt of notice of default		90 days
Maximum period for receipt of notice of default in non-payment obligation		10 days
Royalty advance percentage required by long-term lease		3.00%
Cumulative amount paid for Construction Royalty Fee		$ 24,100
Expected capital to be used for those certain construction capital costs defined in the lease		3.00%
Estimated advance royalty due in 2016, which is accrued		$ 4,200
Annual advance royalty payment		500
Accrued annual advance royalty		$ 1,500
Accrued royalties current and noncurrent, installments | installment		3
Accrued royalties current and noncurrent, installment payments		$ 500
Payment of royalty installment	$ 500
Royalty advance percentage of production royalties		50.00%
Molybdenum price (in dollars per pound) | $ / lb		12
Period advance royalties will be consumed after commercial construction commences		5 years
Eureka Moly LLC | Mt. Hope Project | Maximum
Operating leases
Period of commercial production		24 months